Post-employment benefits - Pre-tax costs for post-employment benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits [Line Items]
Defined benefit plans	€ 43	€ 47	€ 50
Defined contribution plans	365	376	400
Post-employment benefits costs	408	423	449
- included in income from operations
Post-employment benefits [Line Items]
Defined benefit plans	23	25	39
Defined contribution plans	365	376	400
- included in financial expense
Post-employment benefits [Line Items]
Defined benefit plans	€ 20	€ 21	€ 10